CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

6.        CASH AND CASH EQUIVALENTS

	December 31, 2017	December 31, 2016	December 31, 2015
Cash held in:
Canadian dollars	$70,112	$6,386,135	$635,614
United States dollars	16,989,119	7,231,160	7,104,699
Euros	447,926	344,242	120,415
Cashable Canadian dollar high interest savings accounts	—	4,713,385	8,738,088
Cashable United States dollar high interest savings accounts	—	4,279,649	16,752,355
Cashable guaranteed investment certificate	—	—	21,675,000

	$17,507,157	$22,954,571	$55,026,171

The high interest savings accounts were held in major Canadian Chartered Banks. They were fully cashable at any time and have a variable interest rate.